UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

6/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Apparel Manufacturers – 0.7%
Coach, Inc. (a)	210,700	$6,085,016

Automotive – 1.3%
Autoliv, Inc.	182,190	$8,493,698
Goodyear Tire & Rubber Co. (a)	131,560	2,345,715

		$10,839,413

Biotechnology – 0.7%
Invitrogen Corp. (a)	153,760	$6,036,618

Brokerage & Asset Managers – 1.6%
Invesco Ltd.	342,180	$8,205,476
TD AMERITRADE Holding Corp. (a)	241,710	4,372,534

		$12,578,010

Business Services – 1.7%
Fidelity National Information Services, Inc.	188,340	$6,951,629
Western Union Co.	287,140	7,098,101

		$14,049,730

Cable TV – 0.4%
Liberty Global, Inc., “A” (a)	90,610	$2,847,872

Chemicals – 2.0%
PPG Industries, Inc.	279,640	$16,042,947

Computer Software – 1.2%
Parametric Technology Corp. (a)	394,700	$6,579,649
Synopsys, Inc. (a)	132,150	3,159,707

		$9,739,356

Construction – 2.9%
Masco Corp.	394,080	$6,198,878
NVR, Inc. (a)	29,130	14,567,330
Sherwin-Williams Co.	61,240	2,812,753

		$23,578,961

Electrical Equipment – 1.2%
WESCO International, Inc. (a)	232,950	$9,327,318

Electronics – 2.0%
Intersil Corp., “A”	444,520	$10,810,726
National Semiconductor Corp.	174,690	3,588,133
SanDisk Corp. (a)	116,640	2,181,168

		$16,580,027

Energy - Independent – 0.8%
Stone Energy Corp. (a)	44,800	$2,952,768
W&T Offshore, Inc.	60,900	3,563,259

		$6,516,027

Energy - Integrated – 1.5%
Hess Corp.	95,196	$12,012,783

Entertainment – 0.3%
Regal Entertainment Group, “A”	157,690	$2,409,503

Food & Beverages – 2.2%
Coca-Cola Enterprises, Inc.	80,390	$1,390,747
Dean Foods Co. (a)	131,330	2,576,695
J.M. Smucker Co.	31,460	1,278,534
Pepsi Bottling Group, Inc.	442,150	12,344,828

		$17,590,804

1

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.6%
Longs Drug Stores Corp.	123,360	$5,194,690

Furniture & Appliances – 0.9%
Tupperware Brands Corp.	210,460	$7,201,941

Gaming & Lodging – 1.3%
Royal Caribbean Cruises Ltd.	462,130	$10,384,061

General Merchandise – 0.9%
Macy’s, Inc.	371,460	$7,213,753

Health Maintenance Organizations – 1.2%
AMERIGROUP Corp. (a)	139,160	$2,894,528
CIGNA Corp.	193,940	6,863,537

		$9,758,065

Insurance – 10.2%
Ace Ltd.	55,040	$3,032,154
Allied World Assurance Co. Holdings Ltd.	208,830	8,273,845
Aspen Insurance Holdings Ltd.	618,580	14,641,789
Employers Holdings, Inc.	49,800	1,030,860
Endurance Specialty Holdings Ltd.	408,580	12,580,178
Genworth Financial, Inc., “A”	839,040	14,943,302
IPC Holdings Ltd.	75,650	2,008,508
Max Capital Group Ltd.	159,590	3,404,055
PartnerRe Ltd.	77,810	5,379,005
Protective Life Corp.	157,390	5,988,690
RenaissanceRe Holdings Ltd.	46,060	2,057,500
W.R. Berkley Corp.	208,770	5,043,883
XL Capital Ltd., “A”	79,460	1,633,698
Zenith National Insurance Corp.	75,120	2,641,219

		$82,658,686

Leisure & Toys – 1.2%
Hasbro, Inc.	177,670	$6,346,372
Scientific Games Corp. (a)	110,570	3,275,083

		$9,621,455

Machinery & Tools – 6.6%
Eaton Corp.	264,080	$22,438,878
Kennametal, Inc.	166,360	5,415,018
Timken Co.	680,131	22,403,515
Trinity Industries, Inc.	101,850	3,533,177

		$53,790,588

Major Banks – 1.3%
PNC Financial Services Group, Inc.	70,290	$4,013,559
UnionBanCal Corp.	164,280	6,640,198

		$10,653,757

Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	141,550	$5,660,584
HealthSouth Corp. (a)	89,190	1,483,230
Omnicare, Inc.	556,610	14,594,314

		$21,738,128

Medical Equipment – 1.2%
Cooper Cos., Inc.	212,920	$7,909,978
Hill-Rom Holdings, Inc.	74,600	2,012,708

		$9,922,686

Metals & Mining – 3.0%
Allegheny Technologies, Inc.	78,940	$4,679,563

2

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc.	93,060	$10,905,701
United States Steel Corp.	48,910	9,037,590

		$24,622,854

Natural Gas - Distribution – 4.0%
Energen Corp.	132,000	$10,299,960
Questar Corp.	315,680	22,425,907

		$32,725,867

Natural Gas - Pipeline – 5.8%
El Paso Corp.	1,181,820	$25,692,767
Williams Cos., Inc.	535,540	21,587,617

		$47,280,384

Network & Telecom – 1.5%
QLogic Corp. (a)	824,900	$12,035,291

Oil Services – 1.2%
Helix Energy Solutions Group, Inc. (a)	90,100	$3,751,764
Pride International, Inc. (a)	119,690	5,660,140

		$9,411,904

Other Banks & Diversified Financials – 4.7%
American Capital Strategies Ltd.	117,730	$2,798,442
East West Bancorp, Inc.	450,210	3,178,483
Hertz Global Holdings, Inc. (a)	131,740	1,264,704
Marshall & Ilsley Corp.	75,920	1,163,854
New York Community Bancorp, Inc.	534,750	9,539,940
Northern Trust Corp.	66,520	4,561,276
Sovereign Bancorp, Inc.	825,360	6,074,650
TCF Financial Corp.	787,510	9,473,745

		$38,055,094

Personal Computers & Peripherals – 2.5%
Network Appliance, Inc. (a)	76,210	$1,650,709
Western Digital Corp. (a)	528,270	18,241,163

		$19,891,872

Pharmaceuticals – 0.4%
Medicis Pharmaceutical Corp., “A”	137,200	$2,851,016

Pollution Control – 1.4%
Allied Waste Industries, Inc. (a)	911,790	$11,506,790

Printing & Publishing – 0.4%
Washington Post Co., “B”	5,760	$3,380,544

Real Estate – 5.9%
Apartment Investment & Management, “A”, REIT	178,140	$6,067,448
BRE Properties, Inc., REIT	102,310	4,427,977
Equity Residential, REIT	394,510	15,097,898
Host Hotels & Resorts, Inc., REIT	544,370	7,430,650
Kilroy Realty Corp., REIT	55,700	2,619,571
Mack-Cali Realty Corp., REIT	190,310	6,502,893
Maguire Properties, Inc., REIT	111,390	1,355,616
Taubman Centers, Inc., REIT	80,910	3,936,272

		$47,438,325

Restaurants – 1.9%
Darden Restaurants, Inc.	474,360	$15,151,058

Special Products & Services – 0.3%
Olin Corp.	93,110	$2,437,620

3

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	61,580	$6,087,799
Airgas, Inc.	125,550	7,330,864

		$13,418,663

Specialty Stores – 1.5%
Advance Auto Parts, Inc.	268,070	$10,409,158
AnnTaylor Stores Corp. (a)	76,600	1,835,336

		$12,244,494

Telephone Services – 3.6%
Embarq Corp.	407,480	$19,261,580
Qwest Communications International, Inc.	1,723,570	6,773,630
Virgin Media, Inc.	237,700	3,235,097

		$29,270,307

Tobacco – 2.0%
Lorillard, Inc. (a)	232,800	$16,100,448

Utilities - Electric Power – 8.4%
American Electric Power Co., Inc.	82,250	$3,308,917
CMS Energy Corp.	104,930	1,563,457
DPL, Inc.	94,600	2,495,548
Edison International	44,900	2,306,962
FPL Group, Inc.	90,310	5,922,530
NRG Energy, Inc. (a)	442,810	18,996,549
Pepco Holdings, Inc.	637,670	16,356,235
PG&E Corp.	427,310	16,959,934

		$67,910,132

Total Common Stocks		$800,104,858

Short-Term Obligations – 1.4%
Toyota Motor Credit Corp., 2.57%, due 7/01/08 (y)	$10,972,000	$10,972,000

Total Investments		$811,076,858

Other Assets, Less Liabilities – (0.2)%		(1,414,191)

Net Assets – 100.0%		$809,662,667

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT                     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$852,531,239

Gross unrealized appreciation	$71,609,688
Gross unrealized depreciation	(113,064,069)

Net unrealized appreciation (depreciation)	$(41,454,381)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Blended Research℠ Core Equity Fund

(formerly Union Standard Equity Fund)

6/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 2.9%
Boeing Co.	3,419	$224,697
Lockheed Martin Corp.	8,112	800,330
Northrop Grumman Corp.	10,989	735,164

		$1,760,191

Apparel Manufacturers – 0.7%
Coach, Inc. (a)	15,300	$441,864

Automotive – 0.3%
Goodyear Tire & Rubber Co. (a)	11,728	$209,110

Biotechnology – 1.5%
Amgen, Inc. (a)	14,830	$699,383
Genentech, Inc. (a)	2,720	206,448

		$905,831

Broadcasting – 1.0%
Walt Disney Co.	18,880	$589,056

Brokerage & Asset Managers – 2.3%
Goldman Sachs Group, Inc.	5,301	$927,145
Invesco Ltd.	4,100	98,318
Morgan Stanley	10,678	385,155

		$1,410,618

Business Services – 2.1%
Accenture Ltd., “A”	6,630	$269,974
Visa, Inc., “A”	2,270	184,574
Western Union Co.	34,390	850,121

		$1,304,669

Cable TV – 1.7%
Comcast Corp., “A”	21,037	$399,072
Time Warner Cable, Inc. (a)	25,460	674,181

		$1,073,253

Chemicals – 1.5%
3M Co.	4,620	$321,506
PPG Industries, Inc.	2,090	119,903
Terra Nitrogen Co. LP	3,690	479,110

		$920,519

Computer Software – 4.1%
Microsoft Corp.	20,752	$570,888
Oracle Corp. (a)	56,074	1,177,554
Salesforce.com, Inc. (a)	5,610	382,770
VeriSign, Inc. (a)	10,848	410,054

		$2,541,266

Computer Software - Systems – 5.0%
Apple, Inc. (a)	5,898	$987,561
EMC Corp. (a)	26,767	393,207
Hewlett-Packard Co.	13,570	599,930
International Business Machines Corp.	9,251	1,096,521

		$3,077,219

Construction – 0.9%
NVR, Inc. (a)	1,070	$535,086

Consumer Goods & Services – 2.1%
Colgate-Palmolive Co.	2,409	$166,462
Procter & Gamble Co.	18,041	1,097,073

		$1,263,535

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.2%
Anixter International, Inc. (a)	8,090	$481,274
General Electric Co.	32,684	872,336
WESCO International, Inc. (a)	15,300	612,612

		$1,966,222

Electronics – 3.0%
Applied Materials, Inc.	13,790	$263,251
Intel Corp.	58,487	1,256,301
National Semiconductor Corp.	16,910	347,331

		$1,866,883

Energy - Independent – 1.6%
Apache Corp.	3,190	$443,410
Devon Energy Corp.	3,020	362,883
Valero Energy Corp.	4,520	186,134

		$992,427

Energy - Integrated – 7.3%
Chevron Corp.	4,039	$400,386
Exxon Mobil Corp.	33,159	2,922,303
Hess Corp.	4,970	627,164
Marathon Oil Corp.	9,950	516,106

		$4,465,959

Food & Beverages – 3.5%
Coca-Cola Co.	4,150	$215,717
General Mills, Inc.	13,552	823,555
PepsiCo, Inc.	17,615	1,120,138

		$2,159,410

Food & Drug Stores – 1.5%
CVS Caremark Corp.	23,326	$923,010

Gaming & Lodging – 0.7%
International Game Technology	6,810	$170,114
Royal Caribbean Cruises Ltd.	10,870	244,249

		$414,363

General Merchandise – 2.2%
Wal-Mart Stores, Inc.	23,730	$1,333,626

Health Maintenance Organizations – 1.7%
CIGNA Corp.	8,260	$292,321
WellPoint, Inc. (a)	15,100	719,666

		$1,011,987

Insurance – 4.1%
Allstate Corp.	5,250	$239,348
American International Group, Inc.	3,090	81,761
Hartford Financial Services Group, Inc.	8,931	576,675
MetLife, Inc.	4,301	226,964
Prudential Financial, Inc.	10,637	635,454
Travelers Cos., Inc.	17,025	738,885

		$2,499,087

Internet – 1.4%
Google, Inc., “A” (a)	1,588	$835,955

Leisure & Toys – 0.2%
Electronic Arts, Inc. (a)	2,800	$124,404

Machinery & Tools – 2.3%
Eaton Corp.	8,439	$717,062

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Timken Co.	21,469	$707,189

		$1,424,251

Major Banks – 5.6%
Bank of America Corp.	40,166	$958,762
Bank of New York Mellon Corp.	20,350	769,840
JPMorgan Chase & Co.	32,193	1,104,542
State Street Corp.	6,400	409,536
UnionBanCal Corp.	4,850	196,037

		$3,438,717

Medical Equipment – 1.9%
Boston Scientific Corp. (a)	16,730	$205,612
Cooper Cos., Inc.	6,170	229,215
Medtronic, Inc.	6,820	352,935
Zimmer Holdings, Inc. (a)	5,251	357,331

		$1,145,093

Metals & Mining – 2.0%
Allegheny Technologies, Inc.	1,980	$117,374
Freeport-McMoRan Copper & Gold, Inc.	3,730	437,119
United States Steel Corp.	3,641	672,784

		$1,227,277

Natural Gas - Distribution – 0.3%
Questar Corp.	3,000	$213,120

Natural Gas - Pipeline – 3.1%
El Paso Corp.	36,940	$803,076
Williams Cos., Inc.	26,570	1,071,037

		$1,874,113

Network & Telecom – 1.5%
Cisco Systems, Inc. (a)	33,730	$784,560
Juniper Networks, Inc. (a)	5,600	124,208

		$908,768

Oil Services – 2.9%
Halliburton Co.	13,490	$715,914
Helix Energy Solutions Group, Inc. (a)	3,130	130,333
Noble Corp.	4,840	314,406
Pride International, Inc. (a)	4,910	232,194
Tidewater, Inc.	5,780	375,873

		$1,768,720

Personal Computers & Peripherals – 0.6%
Western Digital Corp. (a)	10,680	$368,780

Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co.	40,839	$838,425
Johnson & Johnson	25,995	1,672,518
Merck & Co., Inc.	29,842	1,124,745
Pfizer, Inc.	8,350	145,875
Schering-Plough Corp.	16,280	320,553
Wyeth	10,614	509,047

		$4,611,163

Pollution Control – 0.3%
Allied Waste Industries, Inc. (a)	14,031	$177,071

Railroad & Shipping – 1.6%
Frontline Ltd.	4,410	$307,730

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – continued
Union Pacific Corp.	8,670	$654,585

		$962,315

Real Estate – 0.6%
Equity Residential, REIT	9,680	$370,454

Restaurants – 1.1%
Darden Restaurants, Inc.	20,910	$667,865

Specialty Chemicals – 1.4%
Praxair, Inc.	9,366	$882,652

Specialty Stores – 1.2%
Advance Auto Parts, Inc.	3,590	$139,400
Ross Stores, Inc.	10,060	357,331
Staples, Inc.	9,050	214,938

		$711,669

Telephone Services – 3.4%
AT&T, Inc.	20,114	$677,641
Embarq Corp.	11,020	520,915
Qwest Communications International, Inc.	59,333	233,179
Verizon Communications, Inc.	18,156	642,722

		$2,074,457

Tobacco – 1.9%
Altria Group, Inc.	17,932	$368,682
Philip Morris International, Inc.	16,260	803,081

		$1,171,763

Utilities - Electric Power – 3.8%
American Electric Power Co., Inc.	17,700	$712,071
Edison International	14,019	720,296
FirstEnergy Corp.	3,220	265,103
FPL Group, Inc.	9,330	611,861

		$2,309,331

Total Common Stocks		$60,933,129

Short-Term Obligations – 0.7%
Toyota Motor Credit Corp., 2.57%, due 7/01/08 (y)	$449,000	$449,000

Total Investments		$61,382,129

Other Assets, Less Liabilities – (0.2)%		(140,792)

Net Assets – 100.0%		$61,241,337

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT                    Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$62,899,779

Gross unrealized appreciation	$4,264,520
Gross unrealized depreciation	(5,782,170)

Net unrealized appreciation (depreciation)	$(1,517,650)

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President

Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: August 15, 2008

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2008

*	Print name and title of each signing officer under his or her signature.